Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (5,364,485)	$ (1,389,913)	$ (4,108,755)	$ (5,151,480)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount and original issue discount	704,007	403,267	862,209	368,257
Change in fair value of derivative liability	2,245,976	(324,872)	(167,658)	430,468
Financing related costs - debt	460,780	257,158	1,353,874	595,248
Merger expenses				388,675
Stock-based compensation expense	1,218,114	213,276	213,276	786,954
Officer deferred compensation				195,054
Depreciation and amortization	12,896	12,896	27,592	4,499
Changes in operating assets and liabilities:
Other receivables				(100,000)
Other current assets	14,058		(11,763)	(8,625)
Bank overdraft		1,279
Accounts payable	(105,699)	89,514	148,504	520,959
Accrued salaries and consulting fees	201,470	304,115	586,157	649,647
Accrued interest and dividends	93,663	60,250	154,896	44,490
Net cash used in operating activities	(519,220)	(373,030)	(941,668)	(1,275,855)
Cash flows from investing activities:
Other receivables	(205,000)
Purchases of property and equipment				(2,000)
Investment in intangible assets		(31,000)	(32,800)	(77,375)
Net cash used in investing activities	(205,000)	(31,000)	(32,800)	(79,375)
Cash flows from financing activities:
Proceeds from issuance of convertible debenture agreements	300,000	250,000	856,000	1,000,000
Net proceeds (repayments) from promissory note agreements	(1,000)	47,500
Repayments of notes payable	(5,000)	(97,514)	(5,000)	(97,514)
Proceeds from Series B preferred stock	574,100			125,000
Proceeds from exercise of warrants		93,342	93,342	137,524
Net cash provided by financing activities	873,100	390,842	991,592	1,327,510
Net increase (decrease) in cash	148,880	(13,888)	17,124	(27,720)
Cash at beginning of period	30,312	13,188	13,188	40,908
Cash at end of period	179,192		30,312	13,188
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest		12,500	27,500	2,500
Supplemental disclosure of non-cash financing activities:
Conversion of accrued consulting fees into common shares	338,608	617,750	617,750
Conversion of related party notes payable into common shares	16,085
Conversion of Series C preferred stock into common stock	53,000
Exercise of common stock warrants - derivative liability		32,742	126,084	168,771
Amortization of preferred stock discount		31,820	45,056	36,412
Dividends on preferred stock	$ 11,241	$ 10,400	7,763	9,488
Net proceeds from promissory note agreements			47,250	162,500
Conversion of convertible debenture and notes			418,809	53,553
Conversion of related party debt				393,034
Exercise of options			10,400	5,000
Warrants issued in connection with debt			$ 328,815